UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Thomas B. Winmill, President

Global Income Fund, Inc.

11 Hanover Square, 12th Floor

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments

Global Income Fund, Inc.

Schedule of Portfolio Investments

March 31, 2008

(Unaudited)

Principal Amount (a)	DEBT SECURITIES (79.63%)	Value

	Australia (6.31%)
$1,000,000	National Australia Bank, 8.60% Subordinated Notes, due 05/19/10*	$ 1,080,427
$300,000	Principal Financial Group, 144A, 8.20% Senior Notes, due 08/15/09 (b)	317,443
A$500000	Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15	391,727
A$500000	Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12	428,979
		2,218,576

	Austria (4.69%)
€ 1,000,000	Republic of Austria, 5.25% Euro Medium Term Notes, due 01/04/11	1,648,999

	Canada (10.71%)
A$1,300,000	Government of Quebec, 6.00% Senior Unsubordinated Notes, due 02/18/09	1,168,892
C$1,000,000	HSBC Financial Corp. Ltd., 4.00% Medium Term Notes, due 5/03/10	957,236
C$500,000	Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15	486,785
A$1,350,000	Province of Ontario, 5.50% Euro Medium Term Notes, due 07/13/12*	1,153,574
		3,766,487

	Cyprus (2.26%)
€ 500,000	Republic of Cyprus, 4.375% Euro Medium Term Notes, due 07/15/14	795,379

	France (9.04%)
€ 1,000,000	Elf Aquitaine, 4.50% Senior Unsubordinated Notes, due 03/23/09	1,586,143
€ 1,000,000	Societe Nationale des Chemins de Fer Francais, 4.625% Euro Medium Term Notes, due 10/25/09	1,590,746
		3,176,889

	Germany (2.77%)
£500,000	RWE Finance B.V., 4.625% Notes, due 08/17/10	975,891

	Hungary (2.24%)
€ 500,000	Republic of Hungary, 4.00% Bonds, due 09/27/10	787,075

	Korea (1.50%)
$500,000	Korea Development Bank, 5.75% Notes, due 09/10/13	525,816

	Mexico (2.99%)
$1,000,000	United Mexican States, 5.625% Notes, due 01/15/17*	1,053,500

	Netherlands (20.26%)
€ 1,000,000	Aegon N.V., 4.625% Euro Medium Term Notes, due 04/16/08	1,584,354
€ 500,000	Heineken N.V., 4.375% Notes, due 02/04/10	792,773
€ 1,000,000	ING Bank N.V., 5.50% Euro Medim Term Notes, due 01/04/12	1,623,310
€ 1,000,000	Nederlandse Waterschapsbank, 4.00% Notes, due 02/11/09	1,576,055
€ 1,000,000	Rabobank Nederland, 3.125% Senior Notes, due 7/19/10	1,547,622
		7,124,114

	Sweden (4.53%)
€ 1,000,000	Kingdom of Sweden, 5.00% Eurobonds, due 01/28/09	1,593,464

	Unitied Kingdom (7.53%)
$1,000,000	National Westminster Bank, 7.375% Subordinated Notes, due 10/01/09*	1,055,865
€ 1,000,000	Tesco PLC, 4.75% Euro Medium Term Notes, due 04/13/10*	1,591,231
		2,647,096

	United States (1.37%)
$500,000	CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 01/15/17	480,302

	Supranational/Other (3.43%)
$1,200,000	The International Bank for Reconstruction & Development, 5.05% Notes, due 05/29/08	1,205,040

	Total debt securities (cost: $24,339,987)	27,998,628

Shares	CLOSED END FUNDS (16.73%)	Value
	United States (16.73%)
20,000	40/86 Strategic Income Fund, Inc.	166,400
104,000	BlackRock Income Trust	604,240
33,000	BlackRock Strategic Bond Trust	375,210
20,000	DWS Multi-Market Income Trust Fund	160,000
32,000	Evergreen Multi-Sector Income Fund	504,320
54,000	Gabelli Dividend & Income Trust Fund	960,660
150,000	Hyperion Brookfield Strategic Mortgage Income Fund, Inc.	1,062,000
96,900	Hyperion Strategic Mortgage Income Fund, Inc.	851,751
86,000	John Hancock Patriot Premium Dividend Fund II	791,200
23,451	Western Asset Emerging Markets Debt Fund Inc.	407,813

	Total closed end funds (cost: $6,134,269)	5,883,594

Shares	PREFERRED STOCKS (1.88%)	Value

	United States (1.88%)
4,000	BAC Capital Trust II, 7.00%	96,880
25,000	Corporate-Backed Trust Certificates, 8.20% (Motorola)	562,750

	Total preferred stocks (cost: $725,000)	659,630

Units	UNIT INVESTMENT TRUST (0.56%)	Value
	Canada (0.56%)
43,100	PRT Forest Regeneration Income Fund (cost: $350,474)	196,967

	Total investments (cost: $31,549,730)	34,738,819

	Other assets in excess of liabilities (1.20%)	421,330

Net assets (100.00%)	$ 35,160,149

* Fully or partially pledged as collateral on bank credit facility.

(a) The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) This security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended or otherwise restricted. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, this security is considered liquid. The restricted security held by the Fund is as follows:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Value as % of Net Assets
Principal Financial Group, 144A, 8.20% Senior Notes, due 8/15/09	9/16/03	$358,530	$300,000	$317,443	0.9%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. If market quotations are not available or deemed reliable, then such securities are valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments:

Investment in
Valuation Inputs	Securities

Level 1	$ 34,738,819
Level 2	-
Level 3	-

Total	$ 34,738,819

COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $31,549,730 and net unrealized appreciation is $3,189,089 comprised of aggregate gross unrealized appreciation and depreciation of $3,707,377 and $518,288, respectively.

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the three months ended March 31, 2008 were as follows:

	Number of Shares Held
Name Of Issuer	December 31, 2007	Gross Additions	Gross Reductions	March 31, 2008	Value March 31, 2008	Dividend Income	Realized Gains/(Losses)
Midas Dollar Reserves, Inc.	71,367	3,646,234	3,717,601	-	$ -	$3,010	$ -

Item 2. Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

By: /s/ Thomas O'Malley

Thomas O'Malley, Chief Financial Officer

Date: May 23, 2008

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)